RELATED PARTY TRANSACTIONS - Summary of Key Management Personnel Remuneration and Shareholder's Company Exercising Significant Influence (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related Party Transactions [Abstract]
Salaries including bonuses	$ 2,137,182	$ 650,950	$ 477,916
Share-based payments	47,956,085	62,190,367	999,616
Total remuneration	50,093,267	62,841,317	1,477,532
Management Fees	$ 0	$ 0	$ 22,609